Income and Social Contribution Taxes -Schedule of Income and Social Contribution Expenses (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Income and Social Contribution Expenses [Abstract]
Income before income and social contribution taxes		R$ (147,302)	R$ 124,648	R$ 191,515
Combined nominal rate of income tax and social contribution taxes – %		34.00%	34.00%	34.00%
Net combined nominal rate of income tax and social contribution taxes		R$ 50,083	R$ (42,380)	R$ (65,115)
Share of loss in a Joint Venture (in Shares)		(2)	(484)	(20)
Management bonus		R$ (619)	R$ (726)	R$ (596)
Fair value variation of accounts receivable from sale of farms		3,404	3,744	(657)
Non-deductible expenses		(34)	(48)	(140)
Net effect of profit taxed abroad			(107)	(307)
Net effect of subsidiaries taxed whose profit is computed as a percentage of gross revenue	[1]	7,755	56,057	96,914
Other permanent addition/exclusion		(3,294)	(2,685)	5,273
Income and social contribution taxes for the year		57,293	13,371	35,352
Current		(10,503)	(19,315)	(23,474)
Deferred		67,796	32,686	58,826
Income and social contribution taxes for the year		R$ 57,293	R$ 13,371	R$ 35,352
Effective tax rate		(39.00%)	11.00%	18.00%

[1]	For some real estate agencies, income tax is measured based on the presumed profit regime as a percentage of gross revenue, i.e., income tax is determined on a simplified base to calculate the taxable profit (32% for lease revenues, 8% from sale of farms and 100% for other earnings). This results in taxing the profit of subsidiaries at rate a lower rate than if taxable profit were based on pretax results on the accounting records.